Document And Entity Information	9 Months Ended
Jun. 30, 2026
Document Information Line Items
Entity Central Index Key	0002000410
Amendment Description	Amendment No. 3
Document Type	S-4/A
Entity Registrant Name	Eureka Acquisition Corp
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true